Exhibit 99.3

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Series Name	2022-6
Collection Period	March 2025
Payment Date	04/21/2025
Transaction Month	32
Anticipated Redemption Date	07/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$479,240,000.00	3.67%	01/22/2029
Class B	$41,430,000.00	3.91%	01/22/2029
Class C	$19,250,000.00	4.16%	01/22/2029

Total	$539,920,000.00

Series 2022-6 Available Funds and other sources of funds
Series 2022-6 Allocation Percentage x Group One Available Funds	$37,894,434.58
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$37,894,434.58

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$5,916,931.51
Required Reserve Amount	$5,916,931.51
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$5,916,931.51

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$38.26	$38.26	$0.00	$0.00	$37,894,396.32
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$37,893,146.32
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$37,893,146.32
Asset Representations Reviewer Fee	$19.05	$19.05	$0.00	$0.00	$37,893,127.27
Supplemental ARR Fee	$79.93	$79.93	$0.00	$0.00	$37,893,047.34
Servicing Fee	$390,786.85	$390,786.85	$0.00	$0.00	$37,502,260.49
Class A Note Interest	$1,465,675.67	$1,465,675.67	$0.00	$0.00	$36,036,584.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,036,584.82
Class B Note Interest	$134,992.75	$134,992.75	$0.00	$0.00	$35,901,592.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,901,592.07
Class C Note Interest	$66,733.33	$66,733.33	$0.00	$0.00	$35,834,858.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$35,834,858.74
Class R Interest	$35,834,858.74	$35,834,858.74	$0.00	$0.00	$0.00

Total	$37,894,434.58	$37,894,434.58	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$1,465,675.67	$0.00	$0.00	$1,465,675.67
Class B	$0.00	$0.00	$134,992.75	$0.00	$0.00	$134,992.75
Class C	$0.00	$0.00	$66,733.33	$0.00	$0.00	$66,733.33

Total	$0.00	$0.00	$1,667,401.75	$0.00	$0.00	$1,667,401.75

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$3.06	$0.00	$3.06
Class B	$1,000.00	$3.26	$0.00	$3.26
Class C	$1,000.00	$3.47	$0.00	$3.47

Total	$1,000.00	$3.09	$0.00	$3.09

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$479,240,000.00	1.00	$479,240,000.00	1.00
Class B	$41,430,000.00	1.00	$41,430,000.00	1.00
Class C	$19,250,000.00	1.00	$19,250,000.00	1.00

Total	$539,920,000.00	1.00	$539,920,000.00	1.00

Verizon Master Trust - VZMT 2022-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$269,960,000.00
Ending Principal Funding Account Limit	$269,960,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

EU/UK Risk Retention Disclosure

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated August 11, 2022 and executed in connection with Series 2022-6. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement.